Accounts Receivable, Net - Schedule of Allowance for Credit Losses Movement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Allowance for Credit Losses Movement [Abstract]
Beginning balance
Provision	90,178	4,097
Written off	(90,178)	(4,097)
Ending balance